Note 8 - Right to Use Assets and Lease Liability (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Lessee, Schedule of Operating Lease, Right-of-Use Asset [Table Text Block]
June 30 , 2019
Office lease	$165,096
Less accumulated amortization	(22,085)
Right-to-use assets, net	$143,011

Lessee, Schedule of Operating Lease, Liability [Table Text Block]
June 30 , 2019
Office lease	$141,088
Less: short term portion	(52,119)
Long term portion	$88,969

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Six months ended December 31, 2019	$30,029
Year ended December 31, 2020	61,253
Year ended December 31, 2021	63,090
Total	154,372
Less: Present value discount	(13,284)
Lease liability	$141,088

Lease, Cost [Table Text Block]
Operating lease expense	$27,729
Short-term lease expense	-
Variable lease expense	-
$27,729